Taxes (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxes [Abstract]
Profits tax rate	$ 2,000,000
Subject to lowered tax rate	8.25%
Subject to legacy tax rate	16.50%
Percentage of issued share capital	50.00%
Reduction of profits tax		$ 6,000	$ 10,000	$ 10,000